Award Timing Disclosure	12 Months Ended
Sep. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company did not grant equity awards to any executive officer or Board member during fiscal year 2024 due to the small number of shares available under the Current Plan. The Compensation Committee and the Board have a historical practice of not granting equity awards to executive officers during closed quarterly trading windows as determined under the Company’s Insider Trading Policy. Annual grants of equity awards, which historically have included stock options, are typically made to the Corporation’s executive officers, including named executive officers, during the open-trading-window period of the fiscal quarter in which they are awarded. Consequently, the Company has not granted, and does not expect to grant, any equity awards to any named executive officers during the period commencing four business days prior to and ending one business day following the filing with the SEC of any Company report on Forms 10-K, 10-Q or 8-K that discloses material non-public information about the Company. The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards, and the Company has not timed the disclosure of material non-public information in order to affect the value of executive compensation.

Award Timing Method	The Compensation Committee and the Board have a historical practice of not granting equity awards to executive officers during closed quarterly trading windows as determined under the Company’s Insider Trading Policy. Annual grants of equity awards, which historically have included stock options, are typically made to the Corporation’s executive officers, including named executive officers, during the open-trading-window period of the fiscal quarter in which they are awarded. Consequently, the Company has not granted, and does not expect to grant, any equity awards to any named executive officers during the period commencing four business days prior to and ending one business day following the filing with the SEC of any Company report on Forms 10-K, 10-Q or 8-K that discloses material non-public information about the Company. The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards, and the Company has not timed the disclosure of material non-public information in order to affect the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards, and the Company has not timed the disclosure of material non-public information in order to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false